Derivatives	12 Months Ended
Dec. 31, 2018
Derivatives [Abstract]
Disclosure of derivative financial instruments [text block]

Derivatives

Derivative financial instruments and hedging activities

Derivative contracts used by the Group include swaps, futures, forwards, options and other similar types of contracts. In the normal course of business, the Group enters into a variety of derivative transactions for sales, market-making and risk management purposes. The Group’s objectives in using derivative instruments are to meet customers’ risk management needs and to manage the Group’s exposure to risks.

In accordance with the Group’s accounting policy relating to derivatives and hedge accounting as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”, all derivatives are carried at fair value in the balance sheet regardless of whether they are held for trading or non-trading purposes.

Derivatives held for sales and market-making purposes

Sales and market-making

The majority of the Group’s derivatives transactions relate to sales and market-making activities. Sales activities include the structuring and marketing of derivative products to customers to enable them to take, transfer, modify or reduce current or expected risks. Market-making involves quoting bid and offer prices to other market participants, enabling revenue to be generated based on spreads and volume.

Risk management

The Group uses derivatives in order to reduce its exposure to market risks as part of its asset and liability management. This is achieved by entering into derivatives that hedge specific portfolios of fixed rate financial instruments and forecast transactions as well as strategic hedging against overall balance sheet exposures. The Group actively manages interest rate risk through, among other things, the use of derivative contracts. Utilization of derivative financial instruments is modified from time to time within prescribed limits in response to changing market conditions, as well as to changes in the characteristics and mix of the related assets and liabilities.

Derivatives qualifying for hedge accounting

The Group applies hedge accounting if derivatives meet the specific criteria described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.

In fair value hedge relationship, the Group uses primarily interest rate swaps and options, in order to protect itself against movements in the fair value of fixed-rate financial instruments due to movements in market interest rates. In a cash flow hedge relationship, the Group uses interest rate swaps in order to protect itself against exposure to variability in interest rates. The Group enters into foreign exchange forwards and swaps for hedges of translation adjustments resulting from translating the financial statements of net investments in foreign operations into the reporting currency of the parent at period end spot rates.

The Group assesses and measures hedge effectiveness of a hedging relationship based on the change in the fair value or cash flows of the derivative hedging instrument relative to the change in the fair value or cash flows of the hedged item attributable to the hedged risk. Potential sources of ineffectiveness can be attributed to differences between hedging instruments and hedged items:

  Mismatches in the terms of hedged items and hedging instruments, for example the frequency and timing of when interest rates are reset, frequency of payment and callable features.
  Difference in the discounting rate applied to the hedged item and the hedging instrument, taking into consideration differences in the reset frequency of the hedged item and hedging instrument.
  Derivatives used as hedging instrument with a non-zero fair value at inception date of the hedging relationship, resulting in mismatch in terms with the hedged item.

Interest rate risk

The Group uses interest rate swaps and options to manage its exposure to interest rate risk by modifying the re-pricing characteristics of existing and/or forecasted assets and liabilities, including funding and investment activities. The interest rate swaps and options are designated in either a fair value hedge or a cash flow hedge. For fair value hedges, the Group uses interest rate swaps and options contracts to manage the fair value movements of fixed rate financial instruments due to changes in benchmark interest. For cash flow hedges, we use interest rate swaps to manage the exposure to cash flow variability of our variable rate instruments as a result of changes in benchmark interest rates.

The Group manages its interest rate risk exposure on portfolio basis with frequent changes in the portfolio due to the origination of new loans and bonds, repayments of existing loans and bonds, issuance of new funding liabilities and repayment of existing funding liabilities. Accordingly, a dynamic hedging accounting approach is adopted for the portfolio, in which individual hedge relationships are designated and de-designated on a more frequent basis (e.g. on a monthly basis).

Foreign exchange risk

The Group manages its foreign currency risk (including U.S. dollar and British pound) from investments in foreign operation through net investment hedges using a combination of foreign exchange forwards and swaps as hedging instruments.

As the investments in foreign operations are only hedged to the extent of the notional amount of the hedging derivative instrument the Group generally does not expect to incur significant ineffectiveness on hedges of net investments in foreign operations.

Fair value hedge accounting

Derivatives held as fair value hedges

	Dec 31, 2018			2018	Dec 31, 2017
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities
Derivatives held as fair value hedges	5,462	975	156,025	(557)	5,936	562

2018
in € m.	Hedge ineffectiveness
Result of fair value hedges	37

Financial instruments designated as fair value hedges

	Dec 31, 2018						2018
	Carrying amount of Financial instruments designated as fair value hedges		Accumulated amount of fair value hedge adjustments - Total		Accumulated amount of fair value hedge adjustments - Terminated hedge relationships		Fair Value changes used for hedge effectiveness
in € m.	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Financial assets at fair value through other comprehensive income	16,900	0	326	0	(35)	0	(31)
Loans at amortized cost	8,794	0	59	0	1	0	118
Long-term debt	0	87,356	0	2,292	0	369	506
Other Assets/ Liabilities	0	0	0	0	0	0	0

For the years ended December 31, 2018, 2017 and 2016, a loss of € 0.6 billion, a loss of € 1.6 billion and a loss of € 0.6 billion, respectively, were recognized on the hedging instruments. For the same periods, the results on the hedged items, which were attributable to the hedged risk, were a gain of € 0.6 billion, a gain of € 1.3 billion and a gain of € 1.0 billion.

Cash flow hedge accounting

Derivatives held as cash flow hedges

	Dec 31, 2018			2018	Dec 31, 2017
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities
Derivatives held as cash flow hedges	29	1	3,689	(0)	37	3

Periods when hedged cash flows are expected to occur and when they are expected to affect the income statement

in € m.	Within 1 year	1–3 years	3–5 years	Over 5 years
As of December 31, 2017
Cash inflows from assets	28	18	0	0
Cash outflows from liabilities	0	0	13	0
Net cash flows 2017	28	18	(13)	0

Cash flow hedge balances

in € m.	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Reported in Equity[1]	25	28	198
thereof relates to terminated programs	0	0	0
Gains (losses) posted to equity for the year ended	(3)	(34)	62
Gains (losses) removed from equity for the year ended	0	136	2
thereof relates to terminated programs	0	0	0
Changes of hedged item's value used for hedge effectiveness	0	0	0
Ineffectiveness recorded within P&L	0	0	(17)

[1] Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.

As of December 31, 2018 the longest term cash flow hedge matures in 2022.

The financial instruments designated as cash flow hedges are recognized as Loans at amortized cost in the Group’s Consolidated Balance Sheet.

Net investment hedge accounting

Derivatives held as net investment hedges

	Dec 31, 2018			2018	Dec 31, 2017
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities
Derivatives held as net investment hedges	718	1,710	43,456	(1,380)	612	904

	2018
in € m.	Fair value changes recognised in Equity[1]	Hedge ineffectiveness
Result of net investment hedges	1,742	(345)

[1]Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet

For the years ended December 31, 2018, 2017 and 2016, losses of € 345 million, € 348 million and € 437 million, respectively, were recognized due to hedge ineffectiveness which includes the forward point element of the hedging instruments.

Profile of derivatives held as net investment hedges

in € m.	Within 1 year	1–3 years	3–5 years	Over 5 years
As of December 31, 2018
Nominal amount Foreign exchange forwards	28,808	110	13	0
Nominal amount Foreign exchange swaps	3,972	5,601	1,982	2,970
Total	32,780	5,711	1,995	2,970

The Group uses a combination a rolling foreign exchange forward strategy and a static foreign currency swap hedging strategy. For the year ended December 31, 2018 the average foreign currency rate for the Group’s foreign currency Euro/USD swap portfolio was 0.82.